Share-based Awards - Schedule of Weighted Average Fair Values and Assumptions Used (Details) - Employee Stock Option - $ / shares	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 43.59	$ 35.10
Assumptions:
Expected volatility	30.00%	29.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	2.59%	2.63%
Expected life	5 years	5 years